Exhibit 99.3

Seller	Deal ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name
United Fidelity Funding	9684088539	Closed	2021-11-20 17:53	2021-12-21 15:27	Acknowledged	2 - Non-Material	Compliance	QM-ATR	ATR Risk
United Fidelity Funding	9684088539	Closed	2021-11-20 18:05	2021-12-17 15:30	Acknowledged	2 - Non-Material	Property	Property	Neighborhood Location Not Allowed for Program
United Fidelity Funding	9684088539	Closed	2021-11-20 18:26	2021-12-17 15:26	Resolved	1 - Information	Credit	Missing Doc	Missing Letter of Explanation (Credit)
United Fidelity Funding	9684088539	Closed	2021-12-09 17:16	2021-12-17 15:24	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock
United Fidelity Funding	9684088539	Closed	2021-11-20 17:12	2021-12-09 17:59	Resolved	1 - Information	Compliance	ComplianceEase	TRID Disclosure Dates and Personal Delivery Validation Test
United Fidelity Funding	3463417692	Closed	2022-01-04 19:05	2022-01-07 22:38	Resolved	1 - Information	Compliance	TRID	Post-Consummation Event and Revised Closing Disclosure Delivery Date Test
United Fidelity Funding	3463417692	Closed	2021-11-22 16:13	2022-01-04 16:56	Resolved	1 - Information	Compliance	TRID	Reimbursement Amount Test
United Fidelity Funding	3463417692	Closed	2021-11-22 16:13	2022-01-03 21:00	Resolved	1 - Information	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test
United Fidelity Funding	3463417692	Closed	2021-11-20 01:21	2022-01-03 19:50	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock
United Fidelity Funding	3463417692	Closed	2021-11-23 16:24	2021-12-10 19:19	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing
United Fidelity Funding	3463417692	Closed	2021-11-23 16:25	2021-12-10 19:19	Resolved	1 - Information	Credit	Missing Doc	Missing Latest/Final Application Document
United Fidelity Funding	3463417692	Closed	2021-11-23 16:29	2021-12-10 19:18	Resolved	1 - Information	Compliance	TRID	Final CD: Fee not correctly identified in Closing Cost Detail
United Fidelity Funding	3463417692	Closed	2021-11-22 16:13	2021-12-10 19:17	Resolved	1 - Information	Compliance	ComplianceEase	TRID Disclosure Dates and Personal Delivery Validation Test
United Fidelity Funding	8993216199	Closed	2021-12-01 19:49	2021-12-18 17:48	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided
United Fidelity Funding	8993216199	Closed	2021-11-29 21:19	2021-12-18 17:46	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
United Fidelity Funding	8993216199	Closed	2021-12-10 22:26	2021-12-17 00:41	Resolved	1 - Information	Credit	Income/Employment	Income documentation expiration dates
United Fidelity Funding	8993216199	Closed	2021-11-29 23:43	2021-12-17 00:40	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock
United Fidelity Funding	8993216199	Closed	2021-12-17 00:37	2021-12-17 00:37	Acknowledged	2 - Non-Material	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines
United Fidelity Funding	8993216199	Closed	2021-11-29 22:56	2021-12-10 22:20	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
United Fidelity Funding	3777621463	Closed	2022-01-14 09:46	2022-01-16 19:49	Resolved	1 - Information	Credit	Missing Doc	Missing letter of explanation
United Fidelity Funding	3777621463	Closed	2021-12-01 19:30	2022-01-11 19:44	Resolved	1 - Information	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form
United Fidelity Funding	3777621463	Closed	2021-12-02 21:28	2022-01-11 19:40	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
United Fidelity Funding	3777621463	Closed	2021-12-01 20:38	2022-01-05 21:39	Resolved	1 - Information	Compliance	Right to Rescind	TILA Right of Rescission Test
United Fidelity Funding	3777621463	Closed	2021-12-01 20:38	2022-01-05 21:27	Resolved	1 - Information	Compliance	Points & Fees	Reimbursement Amount Validation Test
United Fidelity Funding	3777621463	Closed	2021-12-01 20:38	2022-01-05 21:25	Acknowledged	2 - Non-Material	Compliance	TRID	TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test
United Fidelity Funding	3777621463	Closed	2021-12-01 20:38	2022-01-05 21:24	Acknowledged	2 - Non-Material	Compliance	TRID	TRID "Section H. Other" Validation Test
United Fidelity Funding	3777621463	Closed	2021-12-01 20:38	2022-01-05 21:21	Resolved	1 - Information	Compliance	TRID	Charges That Cannot Increase Test
United Fidelity Funding	3777621463	Closed	2021-12-01 19:55	2022-01-05 21:19	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Loan Estimate
United Fidelity Funding	3777621463	Closed	2021-12-01 21:14	2022-01-05 21:09	Resolved	1 - Information	Credit	Eligibility	Fraud Report Shows Uncleared Alerts
United Fidelity Funding	3442267942	Closed	2021-12-02 22:48	2022-01-13 23:20	Resolved	1 - Information	Compliance	TRID	TRID "Section H. Other" Validation Test
United Fidelity Funding	3442267942	Closed	2022-01-11 01:56	2022-01-13 23:06	Resolved	1 - Information	Credit	Eligibility	Foreclosure History does not meet guidelines
United Fidelity Funding	3442267942	Closed	2021-12-02 22:48	2022-01-05 20:25	Resolved	1 - Information	Compliance	Points & Fees	Reimbursement Amount Validation Test
United Fidelity Funding	3442267942	Closed	2021-12-02 22:48	2022-01-05 20:21	Resolved	1 - Information	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test
United Fidelity Funding	3442267942	Closed	2021-12-02 22:48	2022-01-05 20:18	Resolved	1 - Information	Compliance	TRID	Charges That Cannot Increase Test
United Fidelity Funding	3442267942	Closed	2021-12-02 23:32	2021-12-16 20:42	Resolved	1 - Information	Credit	QM-ATR	ATR: Qualifying Payment Not Properly Considered
United Fidelity Funding	3442267942	Closed	2021-12-16 20:41	2021-12-16 20:41	Acknowledged	2 - Non-Material	Credit	Income/Employment	Income documentation does not meet guidelines
United Fidelity Funding	3442267942	Closed	2021-12-02 23:49	2021-12-16 20:28	Resolved	1 - Information	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
United Fidelity Funding	7335809822	Closed	2021-12-01 20:38	2022-01-04 17:17	Acknowledged	2 - Non-Material	Credit	Income/Employment	Income documentation does not meet guidelines
United Fidelity Funding	7335809822	Closed	2021-12-02 19:33	2022-01-03 22:12	Resolved	1 - Information	Compliance	Points & Fees	High-Cost Mortgage Date the Rate Was Set Validation Test
United Fidelity Funding	7335809822	Closed	2021-12-02 18:25	2022-01-03 22:06	Resolved	1 - Information	Compliance	Missing Doc	Missing Change of Circumstance
United Fidelity Funding	5604027625	Closed	2022-01-14 10:33	2022-01-21 22:58	Acknowledged	2 - Non-Material	Property	Property	Ineligible Property
United Fidelity Funding	5604027625	Closed	2022-01-18 18:33	2022-01-21 22:56	Cured	2 - Non-Material	Compliance	Points & Fees	TILA Finance Charge Test
United Fidelity Funding	5604027625	Closed	2022-01-21 22:29	2022-01-21 22:32	Resolved	1 - Information	Compliance	TRID	TRID Post-Consummation Revised Closing Disclosure Date and Consummation Date Validation Test
United Fidelity Funding	5604027625	Closed	2021-12-21 21:02	2022-01-21 22:29	Resolved	1 - Information	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test
United Fidelity Funding	5604027625	Closed	2021-12-21 21:02	2022-01-21 22:29	Resolved	1 - Information	Compliance	Points & Fees	GSE (Freddie Mac public guidelines) QM Points and Fees Test
United Fidelity Funding	5604027625	Closed	2022-01-14 10:31	2022-01-21 22:29	Resolved	1 - Information	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test
United Fidelity Funding	5604027625	Closed	2022-01-14 10:29	2022-01-16 21:09	Resolved	1 - Information	Credit	Eligibility	Fraud Report Shows Uncleared Alerts
United Fidelity Funding	5604027625	Closed	2022-01-14 10:31	2022-01-16 20:42	Resolved	1 - Information	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements
United Fidelity Funding	5604027625	Closed	2022-01-14 10:43	2022-01-16 20:15	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock
United Fidelity Funding	9802822230	Closed	2021-12-29 18:29	2022-01-10 21:00	Resolved	1 - Information	Credit	Missing Doc	Missing Letter of Explanation (Income)
United Fidelity Funding	9802822230	Closed	2021-12-28 20:39	2022-01-10 20:49	Resolved	1 - Information	Credit	Eligibility	Fraud Report Shows Uncleared Alerts
United Fidelity Funding	9802822230	Closed	2021-12-29 00:19	2021-12-29 18:19	Resolved	1 - Information	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test
United Fidelity Funding	9802822230	Closed	2021-12-29 00:19	2021-12-29 18:19	Resolved	1 - Information	Compliance	Points & Fees	CA AB 260 Higher-Priced Mortgage Loan Test
United Fidelity Funding	1313949568	Closed	2021-11-05 21:04	2021-11-18 00:34	Resolved	1 - Information	Credit	Closing	Latest/Final Application Document is Unexecuted Improperly Executed
United Fidelity Funding	1313949568	Closed	2021-11-03 18:20	2021-11-15 21:14	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
United Fidelity Funding	1313949568	Closed	2021-11-04 15:03	2021-11-15 21:11	Resolved	1 - Information	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date
United Fidelity Funding	5434440474	Closed	2021-11-09 21:43	2021-11-12 21:27	Resolved	1 - Information	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test
United Fidelity Funding	5434440474	Closed	2021-11-09 21:43	2021-11-12 21:26	Resolved	1 - Information	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test
United Fidelity Funding	5434440474	Closed	2021-11-09 21:43	2021-11-12 21:26	Resolved	1 - Information	Compliance	TRID	TRID "Section A. Origination Charges" Validation Test
United Fidelity Funding	3701508639	Closed	2021-11-02 19:38	2021-11-02 20:31	Resolved	1 - Information	Credit	Missing Doc	Borrower 2 YTD Profit & Loss Missing
United Fidelity Funding	3701508639	Closed	2021-11-02 19:38	2021-11-02 20:31	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing
United Fidelity Funding	3701508639	Closed	2021-10-20 23:05	2021-11-02 20:08	Acknowledged	2 - Non-Material	Compliance	TRID	Final CD: Estimated Taxes, Insurance, & Assessments "In escrow? is incomplete or inaccurate "
United Fidelity Funding	3701508639	Closed	2021-10-19 23:21	2021-11-02 20:01	Resolved	1 - Information	Credit	Borrower	First time Home-Buyer but Mtg on credit history
United Fidelity Funding	3701508639	Closed	2021-10-19 23:12	2021-11-02 19:59	Resolved	1 - Information	Credit	Eligibility	Excessive Cash-Out on a Limited Cash-Out Refinance
United Fidelity Funding	3701508639	Closed	2021-10-19 22:31	2021-11-02 19:56	Resolved	1 - Information	Property	Value	Appraised value unsupported
United Fidelity Funding	3701508639	Closed	2021-10-20 21:01	2021-11-02 19:55	Resolved	1 - Information	Credit	Title	Title Coverage is Less than Subject Lien(s) Total
United Fidelity Funding	3701508639	Closed	2021-10-15 19:48	2021-10-28 22:45	Resolved	1 - Information	Compliance	TRID	Final CD: Closing Cost Detail fee(s) not disclosed in the proper section based on ability to shop
United Fidelity Funding	3701508639	Closed	2021-10-19 23:36	2021-10-28 22:44	Resolved	1 - Information	Compliance	Missing Doc	Missing Service Provider List
United Fidelity Funding	3701508639	Closed	2021-10-21 16:32	2021-10-28 22:43	Resolved	1 - Information	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test
United Fidelity Funding	3701508639	Closed	2021-10-19 23:29	2021-10-28 22:39	Acknowledged	2 - Non-Material	Credit	Eligibility	Qualifying Credit Score does not meet eligibility requirement(s)
United Fidelity Funding	3701508639	Closed	2021-10-28 22:28	2021-10-28 22:31	Resolved	1 - Information	Compliance	TRID	TRID Post-Consummation Event Validation Test

Seller	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
United Fidelity Funding	Acknowledged-ATR Risk, asset depletion for total loan amount, confirmed grading. FTK - Due Diligence Vendor-12/21/2021 Acknowledged-ATR Risk - Due Diligence Vendor-11/20/2021		Acknowledged-ATR Risk, asset depletion for total loan amount, confirmed grading. FTK - Due Diligence Vendor-12/21/2021 Acknowledged-ATR Risk - Due Diligence Vendor-11/20/2021				NE	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Acknowledged-Neighborhood under 25% built-up and 80% agricultural use. Appraiser originally indicated "rural", revised to "suburban" without providing explanation. - Due Diligence Vendor-12/17/2021
Open-Lender provided an updated appraisal report with the location changed to Suburban and the appraiser signature date changed to XXXX.  However, there were no comments provided by the appraiser regarding the change.  An appraiser explanation is needed to support the change in location type from rural to suburban on a property located in XXXX where the appraiser indicated the neighborhood was under 25% built-up, the land use was over 80% agricultural, and most home had 1 to 20 acres.  - Due Diligence Vendor-12/07/2021
	Open-Primary Value Valuation Neighborhood Location Not Allowed for Program The appraisal indicates the neighborhood location is "rural". Rural properties are not eligible. - Due Diligence Vendor-11/20/2021		Acknowledged-Neighborhood under 25% built-up and 80% agricultural use. Appraiser originally indicated "rural", revised to "suburban" without providing explanation. - Due Diligence Vendor-12/17/2021			762 credit score, 75% LTV, CU score of 1, strong reserves.	NE	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Seller provided signed copies of the letters of explanation for fraud alerts and cash-out use. 12/15/2021 - Due Diligence Vendor-12/17/2021

	Open-The borrower did not sign the letters of explanation for cash out and possible undisclosed property. - Due Diligence Vendor-11/20/2021		Resolved-Seller provided signed copies of the letters of explanation for fraud alerts and cash-out use. 12/15/2021 - Due Diligence Vendor-12/17/2021				NE	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Evidence of rate lock provided by seller. 12/15/2021 - Due Diligence Vendor-12/17/2021

	Open-The XXXX initial LE indicated the rate was not yet locked. The Lock Response Information page (pg 430) lists a XXXX rate date and 60 day lock period, but a Lender Lock response of "Pending Additional Information". The 10/28/2021 redisclosed LE shows a locked rate, but the change in circumstance form indicated the redisclsoure was for the loan amount decrease and lender credit increase only. Evidence of the rate lock date is needed. - Due Diligence Vendor-12/09/2021		Resolved-Evidence of rate lock provided by seller. 12/15/2021 - Due Diligence Vendor-12/17/2021				NE	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Lender provided evidence of electronic delivery on 10/28/2021 for the revised LE issued on 10/28/2021. Method of delivery was not documented for the XXXX CD, but the borrower signed within 3 days as required. - Due Diligence Vendor-12/09/2021

Resolved-Resolved - Due Diligence Vendor-12/09/2021

Open-This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date and a Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.
Provide evidence of delivery method for Revised LE dated 10/28/2021 and Final Closing Disclosure dated XXXX. - Due Diligence Vendor-11/20/2021	Resolved-Lender provided evidence of electronic delivery on XXXXX for the revised LE issued on XXXXX. Method of delivery was not documented for the XXXX CD, but the borrower signed within 3 days as required. - Due Diligence Vendor-12/09/2021
 Resolved-Resolved - Due Diligence Vendor-12/09/2021
							NE	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/07/2022
	Open-Email correspondence from the title company dated XXXX was provided to confirm the property tax discrepancy was identified at that time. A copy of the $XXX reimbursement check to the borrower dated XXXX was also provided as was the corresponding seller PCCD reflecting the seller paid taxes of $XXXX. However, as a result of receiving this post-consummation information of a change in amounts paid by the borrower, a revised post-closing closing disclosure was required to provided to the borrower within 30 days of receiving the information, or byXXXX. Evidence of the PCCD within 30 days of notification was not provided. - Due Diligence Vendor-01/04/2022						FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Email correspondence from the title company dated XXXX was provided to confirm the property tax discrepancy was identified at that time. A copy of the $XXXX reimbursement check to the borrower dated XXXX was also provided as was the corresponding seller PCCD reflecting the seller paid taxes of $XXXX. - Due Diligence Vendor-01/04/2022
Open-Evidence of a reimbursement was provided dated XXXX and included a $XXXX reimbursement check, post-closing closing disclosure, and a letter to the borrower. It is noted the letter did not identify the borrower's name, address, or loan number and did not include contact information for the lender. The post-closing closing disclosure reflected a lender credit that was increased to $XXXX to include the $XXXX reimbursement required. However, the closing costs and cash to close amounts on page one of the post-closing closing disclosure were reduced by $XXXX (the $XXXX refund and an additional $XXXX). The section F property tax amount of $XXXX paid by the borrower on the final closing disclosure was changed to $XXXX paid by the seller on the post-closing closing disclosure. There was no evidence provided that the $XXXX that the borrower overpaid was reimbursed to the borrower, and there is no evidence that the $XXXX was requested back or received from the seller. - Due Diligence Vendor-01/03/2022
Resolved-This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $150.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXX.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. - Due Diligence Vendor-11/22/2021	Resolved-Email correspondence from the title company dated XXXX was provided to confirm the property tax discrepancy was identified at that time. A copy of the $XXXX reimbursement check to the borrower dated XXXX was also provided as was the corresponding seller PCCD reflecting the seller paid taxes of $XXXX. - Due Diligence Vendor-01/04/2022
 Resolved-This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $150.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXXX.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. - Due Diligence Vendor-11/22/2021
							FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/03/2022
Open-Evidence of a reimbursement was provided dated XXXX and included a $XXXX reimbursement check, post-closing closing disclosure, and a letter to the borrower. It is noted the letter did not identify the borrower's name, address, or loan number and did not include contact information for the lender.  - Due Diligence Vendor-01/03/2022
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($916.40) exceed the comparable charges ($224.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-11/22/2021
Open-Section E Fees cannot change by more than 10% without a valid change of circumstance related to the fee. The initial LE reflects $224 in Recording Fees and Other Taxes. The maximum amount this fee can increase was 10% or to $246.40. The final CD indicates the borrower was charged $916.40. As such, a cure of $XXXX is needed. - Due Diligence Vendor-12/10/2021
Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($916.40) exceed the comparable charges ($224.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). The loan failed the charges that cannot increase more than 10% test. The final recording fee of $916.40 exceeded the disclosed fee of $224 by more than 10%. The correct tolerance cure is $XXXX.00. - Due Diligence Vendor-11/23/2021	Resolved-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($916.40) exceed the comparable charges ($224.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-11/22/2021

							FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/03/2022
Open-Evidence of rate lock was provided on XXXX.  Rate of XXX%, lock date of XXXX, and expiration date of XXXX were confirmed. - Due Diligence Vendor-01/03/2022
Open-Evidence of Rate Lock Missing - Due Diligence Vendor-11/20/2021
	Open-Evidence of Rate Lock Missing The lock-in agreement with rate, lock date, and expiration date was not in file. - Due Diligence Vendor-11/20/2021						FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Seller provided signed P&L. - Due Diligence Vendor-12/10/2021 Open-The YTD P&L was not signed by the borrower. - Due Diligence Vendor-11/23/2021		Resolved-Seller provided signed P&L. - Due Diligence Vendor-12/10/2021				FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Lender provided legible final application. - Due Diligence Vendor-12/10/2021

	Open-The final application is illegible. Please provided corrected final application. - Due Diligence Vendor-11/23/2021		Resolved-Lender provided legible final application. - Due Diligence Vendor-12/10/2021				FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Seller provided explanation of Foundation Fee tied to deed restrictions, not required for LE. Acceptable. - Due Diligence Vendor-12/10/2021
	Open-The Final CD reflects a fee in Section H : Transfer Fee Foundation to XXXX. Please provide explanation to the nature of the fee. Compliance testing to be re-performed upon receipt. - Due Diligence Vendor-11/23/2021		Resolved-Seller provided explanation of Foundation Fee tied to deed restrictions, not required for LE. Acceptable. - Due Diligence Vendor-12/10/2021				FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Seller provided evidence of electronic delivery of 10/27/2021 Revised Loan Estimate - Due Diligence Vendor-12/10/2021

Open-This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct. Please provide evidence of delivery method and receipt date of the Revised LE dated 10/27/2021. - Due Diligence Vendor-11/23/2021

	Open-This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct. - Due Diligence Vendor-11/22/2021		Resolved-Seller provided evidence of electronic delivery of XXXX Revised Loan Estimate - Due Diligence Vendor-12/10/2021				FL	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-12/18/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-12/01/2021		Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-12/18/2021				KS	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Seller provided signed UW cert detailing confirmation of revisions to VOR. - Due Diligence Vendor-12/18/2021

Counter-Provide explanation from the property manager as to revisions on the VOR form OR a signed processor cert detailing conversation confirming changes. - Due Diligence Vendor-12/10/2021

	Open-Housing History Does Not Meet Guideline Requirements Housing History Does Not Meet Guideline Requirements Housing History Does Not Meet Guideline Requirements The VOR includes a strikeout and correction to the end date of the rental term. The correction was initialed, but the writing of the strikeout and initials do not match each other and appear to have been written at different times, and the writing of both are also different from the verifier. In addition, the VOR lists a landlord name instead of an institution or company name. The guidelines require 12 months of cancelled checks or bank statements if the VOR was from an individual. The file does not contain cancelled checks or bank statements to verify the housing history for the prior 12 month period. - Due Diligence Vendor-11/29/2021		Resolved-Seller provided signed UW cert detailing confirmation of revisions to VOR. - Due Diligence Vendor-12/18/2021				KS	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Lender provided additional statements for XXXXXXXX online savings #XXXX. - Due Diligence Vendor-12/17/2021
	Open-The statements for the account ending in #XXXX through XXXXXXXX used for asset depletion are dated 9/8/2021 over 60 days prior to the Note date. Per seller guidelines, statements must be from the most recent 30 day period. The Note date was XXXX. Provide statement dated XXXX. - Due Diligence Vendor-12/10/2021		Resolved-Lender provided additional statements for Ally Bank online savings #9515. - Due Diligence Vendor-12/17/2021				KS	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Lender provided evidence of rate lock on 10/26/2021. - Due Diligence Vendor-12/17/2021

Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-12/17/2021

	Open-Evidence of Rate Lock Missing - Due Diligence Vendor-11/29/2021		Resolved-Lender provided evidence of rate lock on 10/26/2021. - Due Diligence Vendor-12/17/2021 Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-12/17/2021				KS	Primary Residence	Purchase	NA
United Fidelity Funding	Acknowledged-Income and Employment Do Not Meet Guidelines Asset depletion income from XXXXXXXX Online Savings #XXXX is the same account used for assets/reserve requirement. Depleting the remaining balance after funds to close and reserves are deducted. - Due Diligence Vendor-12/17/2021	Acknowledged-Income and Employment Do Not Meet Guidelines Asset depletion income from XXXX is the same account used for assets/reserve requirement. Depleting the remaining balance after funds to close and reserves are deducted. - Due Diligence Vendor-12/17/2021
							KS	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Seller provided revised income (asset depletion) analysis. - Due Diligence Vendor-12/10/2021
	Open-The 1008 reported a qualifying DTI ratio of 39.48%, but the audited DTI ratio is 51.90% which exceeds the 50% maximum allowed by the guidelines. The 1008 reported property taxes of $XXXX per month, but the 2021 property tax bill (page 327) reported an annual amount of $XXXX, or $XXXX per month. Lastly, the 1008 and 1003 reflected income of $XXXX from self-employment and $XXXX from other which was the asset depletion 401k account. The audited asset depletion income was recalculated to $XXXX. It appears the 401k loan balance was not deducted by the lender prior to calculating the depletion income. The audited asset depletion income is $XXXXand total income is $XXXX. - Due Diligence Vendor-11/29/2021		Resolved-Seller provided revised income (asset depletion) analysis. - Due Diligence Vendor-12/10/2021				KS	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Signed certification and revised LOEs provided by lender. - Due Diligence Vendor-01/16/2022

Ready for Review-Document Uploaded.  - Seller-01/14/2022

Open-Provide updated borrower's signatures on LOE for inquiries and deposits. Provide signed processor cert detailing events leading to original LOEs. - Due Diligence Vendor-01/12/2022

Open-Provide satisfactory evidence the borrower completed and signed the letters of explanation regarding credit inquiries and cash out purpose.  - Due Diligence Vendor-01/05/2022

	Open-There are two letters of explanation in file (pages 541 & 542) where the borrower's signature does not match other file documents. - Due Diligence Vendor-12/01/2021	Ready for Review-Document Uploaded. - Seller-01/14/2022	Resolved-Signed certification and revised LOEs provided by lender. - Due Diligence Vendor-01/16/2022	Company Cert Alfaro 01122022.pdf Alfaro LOEs.pdf			CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/11/2022
Open-Quit claim provided by the lender to clear rescission issue indicates the borrower is unmarried; however, the conditions and credit authorization documents indicate the borrower was married. Provide evidence to clear the discrepancies of the borrower's marital status. - Due Diligence Vendor-01/05/2022
	Open-Non-Borrower Title Holder Did Not Receive Right of Rescission Form The title commitment (page 708) listed the current property vesting in the name of the borrower and an unknown third party, XXXXXXXXXX. There was no evidence that this third party received and signed a rescission form or completed a quit claim deed to be removed from title. Also, the borrower's initial 1003 indicated the borrower was unmarried and applying for joint credit with a XXXXXXXXXX. The Unmarried Addendum to the 1003 (page 9) answered no to the question whether there was a non spouse who had real property rights, but also selected the option for a domestic partnership. The discrepancy was not addressed in file and it is unknown if the selection was an error, if it referred to the joint applicant, or if it referred to the other title holder. - Due Diligence Vendor-12/01/2021						CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved-Seller Statement: Updated payoff printed 11/15 shows loan due for 11/01, attached for your review.
 - Due Diligence Vendor-01/11/2022

Open-Provide payoff statement or other evidence indicating XXXX payment was made. There is only one payoff statement in the file received for review which indicates due for XXXX. - Due Diligence Vendor-01/05/2022

	Open-Guidelines require 0x30 in the prior 12 months. The payoff statement indicates the loan was due for the XXXX payment making it 1x30 at the time of closing on XXXX. - Due Diligence Vendor-12/02/2021		Resolved-Seller Statement: Updated payoff printed 11/15 shows loan due for 11/01, attached for your review. - Due Diligence Vendor-01/11/2022				CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved-Lender provided final settlement statement from title company indicating disbursement date of 11/23/2021. - Due Diligence Vendor-01/05/2022
Open-Provide confirmation of date funds were disbursed. - Due Diligence Vendor-01/05/2022
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

	The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The initial CD in file is dated XXXX with an estimated closing date of XXXX and was signed in person by the borrower on XXXX. The revised CD was also dated XXXX with an estimated closing date of XXXX and was signed by the borrower in person at closing on XXXX. However, this revised CD signed at closing listed an incorrect closing date, disbursement date, prepaid interest amount, and did not update the title fees with final amounts. The closed on XXXX and the rescission notice was also signed on XXXX with a rescission period from XXXX to XXXX. The CD lists a disbursement date on the last day of the rescission period. A corrected CD is required as is confirmation of the date funds were disbursed. - Due Diligence Vendor-12/01/2021		Resolved-Lender provided final settlement statement from title company indicating disbursement date of 11/23/2021. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved-Lender/seller provided evidence of borrower initiated new credit terms as valid change and proof third-party received processing fee. - Due Diligence Vendor-01/05/2022

	Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. An $8,000 tolerance violation reimbursement is needed. - Due Diligence Vendor-12/01/2021		Resolved-Lender/seller provided evidence of borrower initiated new credit terms as valid change and proof third-party received processing fee. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Acknowledged- - Due Diligence Vendor-01/05/2022

	Open-This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. This loan contains an initial closing disclosure receipt date that is on or before any loan estimate delivery date. The revised LE in file was dated XXXX and signed by the borrower in person on XXXX. However, the initial CD in file is also dated XXXX with an estimated closing date of XXXX and was signed in person by the borrower on XXXX. The revised CD is also dated XXXX. The LE and CD are not allowed to be issued/provided on the same date. - Due Diligence Vendor-12/02/2021						CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Acknowledged-Third party processing fee disclosed on initial and revised LE in Section A in error by the lender, then moved to Section H on CD. Processing Fee included in APR impact. - Due Diligence Vendor-01/05/2022
Open-This loan failed the TRID "Section H. Other" validation test. This loan contains a fee or fees where "compensation to" is set to the lender or broker, but this fee or fees should not be retained by the lender or broker. The initial XXXX LE and revised XXXXn LE both disclosed a $XXXX "Third Party Processing Fee to Other" in section A. But the initial XXXX CD and revised XXXX CD had the $XXXX "Third Party Processing Fee " moved to section H for non-required services and paid to XXXXXXXXXX. The invoice in file (page 537) was from XXXXXXXXXX and identified the service as loan processing with a notation to "Please send check to broker, I will pick up". There is no explanation located in file as to how this fee is a non-required service. In addition, the NMLS # (misspelled as mnls) on the invoice is not active and the invoice was dated XXX which was prior to the initial application date. - Due Diligence Vendor-12/02/2021	Acknowledged-Third party processing fee disclosed on initial and revised LE in Section A in error by the lender, then moved to Section H on CD. Processing Fee included in APR impact. - Due Diligence Vendor-01/05/2022

							CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved-Borrower initiated change in credit terms resulting in broker's compensation decreasing and changing to borrower paid as indicated on revised LE and CDs. - Due Diligence Vendor-01/05/2022
	Open-This loan failed the charges that cannot increase test. One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. The revised LE in file, dated XXXX and signed by the borrower in person on XXXX reflects a $XXXX broker fee that was not related to a valid change of circumstance. The $5,200 discount points were related to the rate lock change in circumstance, but the $XXXX mortgage broker fee was not related to a valid change in circumstance regardless of the issue with the LE and CD issued on the same date. - Due Diligence Vendor-12/02/2021		Resolved-Borrower initiated change in credit terms resulting in broker's compensation decreasing and changing to borrower paid as indicated on revised LE and CDs. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved-Lender provided corrected Changed Circumstance form. - Due Diligence Vendor-01/05/2022

	Open-The change in circumstance form dated XXXX indicated the revised LE for the rate lock was sent on XXXX. However, an LE dated XXXX was not located in file. The next LE in file was dated XXXX. If additional LE and/or CD are provided, compliance testing will be re-performed. - Due Diligence Vendor-12/01/2021		Resolved-Lender provided corrected Changed Circumstance form. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved-Lender provided further documentation regarding properties owned. CBR and reverse phone listing from Fraud Report indicate residency. - Due Diligence Vendor-01/05/2022
Open-Fraud Report Shows Uncleared Alerts The XXXX report in file is the initial report obtained on XXXX that reflected a 0 Critical Risk participants score with seven high impact variances that the underwriter did not address or clear.   The alerts include a potential income issues that required  4506 tax return verification which was not located in file and possible occupancy and employment issues related to the XXXXXXXXXXXXXXX business address and prior residence that does not appear to have been investigated. - Due Diligence Vendor-12/01/2021
	Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-12/02/2021		Resolved-Lender provided further documentation regarding properties owned. CBR and reverse phone listing from Fraud Report indicate residency. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
United Fidelity Funding	Resolved-Lender/Seller acknowledged third-party processing fee should have been disclosed on initial and revised LE in Section H. However, disclosed in Section A on initial and revised and included as APR fee. - Due Diligence Vendor-01/05/2022
Open-This loan failed the TRID "Section H. Other" validation test. This loan contains a fee or fees where "compensation to" is set to the lender or broker, but this fee or fees should not be retained by the lender or broker. The initial XXXX LE disclosed a $900 processing fee in section A labeled as "Third Party Processing fee to Other". As of the initial CD dated XXXX, the redisclosed CD, and the final CD dated XXXX, the $900 Third Party Processing Fee was moved to section H for non-required services and paid to "the Contract Processors". There was no explanation in file how this processing fee was a non-required service that the borrower opted for. - Due Diligence Vendor-12/06/2021	Resolved-Lender/Seller acknowledged third-party processing fee should have been disclosed on initial and revised LE in Section H. However, disclosed in Section A on initial and revised and included as APR fee. - Due Diligence Vendor-01/05/2022
							CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/13/2022
Ready for Review-Document Uploaded.  - Seller-01/11/2022
	Open-The XXXX and XXXX reports indicate the borrower had a short sale in XXXX. Less than 48 months seasoning as required by the guidelines. Property address XXXXXXXXXXXXXXX - Due Diligence Vendor-12/06/2021	Ready for Review-Document Uploaded. - Seller-01/11/2022		LOE.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Resolved-Borrower initiated change to credit terms resulting in compensation change to borrower paid. Third-party processing fee disclosed on initial and revised LE. - Due Diligence Vendor-01/05/2022

	Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. As a result of the broker fee and processing fee violations, the total $0 tolerance violation is $7,860. The reimbursement has not been issued. - Due Diligence Vendor-12/02/2021		Resolved-Borrower initiated change to credit terms resulting in compensation change to borrower paid. Third-party processing fee disclosed on initial and revised LE. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Resolved-Borrower initiated change to credit terms resulting in compensation change to borrower paid. Third-party processing fee disclosed on initial and revised LE. - Due Diligence Vendor-01/05/2022

	Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. As a result of the broker fee and processing fee violations, the total $0 tolerance violation is $7,860. The reimbursement has not been issued. - Due Diligence Vendor-12/02/2021		Resolved-Borrower initiated change to credit terms resulting in compensation change to borrower paid. Third-party processing fee disclosed on initial and revised LE. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Resolved-Borrower initiated change to credit terms resulting in compensation change to borrower paid. - Due Diligence Vendor-01/05/2022
	Open-This loan failed the charges that cannot increase test. Your total tolerance violation is $6,960.00. The initial 10/29/2021 LE disclosed an underwriting fee and a processing fee in section A. The XXXX LE redisclosed for the rate lock added .5% in points which was a related to the change in circumstance, but also added $XXXX for a mortgage broker fee that was not related to the change in circumstance since the broker was a party to the transaction at the time of the initial LE. The final CD dated XXXX reported the final broker fee charged was $6,960. Since the fee was not related to a valid change in circumstance it is a violation of the $0 tolerance. - Due Diligence Vendor-12/06/2021		Resolved-Borrower initiated change to credit terms resulting in compensation change to borrower paid. - Due Diligence Vendor-01/05/2022				CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Resolved- - Due Diligence Vendor-12/16/2021
Resolved-ATR: Qualifying Payment Properly Considered - Due Diligence Vendor-12/13/2021
	Open-ATR: Qualifying Payment Not Properly Considered The 1008 indicated the qualifying subject mortgage payment was $XXXX, which was the interest-only payment. However, the guidelines state that interest-only loans are qualified at the remaining fully amortized period. The Note identified the payment for the fully amortized period was $XXXX. The resulting DTI ratio increased to 51.16% which exceeded the guideline maximum of 50%. - Due Diligence Vendor-12/02/2021		Resolved- - Due Diligence Vendor-12/16/2021 Resolved-ATR: Qualifying Payment Properly Considered - Due Diligence Vendor-12/13/2021				CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Acknowledged-Asset statements for the co-borrower are being used for the asset and reserve requirements (401k rollover) and asset depletion income (401k and matching, co-borrower fully vested). - Due Diligence Vendor-12/16/2021	Acknowledged-Asset statements for the co-borrower are being used for the asset and reserve requirements (401k rollover) and asset depletion income (401k and matching, co-borrower fully vested). - Due Diligence Vendor-12/16/2021

						732 score, 9 months total reserves,	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Resolved-Seller provided additional income documentation and calculation. Asset depletion income from co-borrower 401K. Final income of 12 month personal statements and asset depletion. - Due Diligence Vendor-12/16/2021
Open-The 1008 indicated the qualifying subject mortgage payment was $XXXX, which was the interest-only payment. However, the guidelines state that interest-only loans are qualified at the remaining fully amortized period. The Note identified the payment for the fully amortized period was $XXXX. The resulting DTI ratio increased to 51.16% which exceeded the guideline maximum of 50%. - Due Diligence Vendor-12/02/2021	Resolved-Seller provided additional income documentation and calculation. Asset depletion income from co-borrower 401K. Final income of 12 month personal statements and asset depletion. - Due Diligence Vendor-12/16/2021

							CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
United Fidelity Funding	Acknowledged-Lender provided letter of explanation signed by the borrower detailing additional individual on accounts. All deposits on bank statements reflect borrower's name. Good compensating factors. - Due Diligence Vendor-01/04/2022

Open-The account statement used by the lender for Asset Depletion reflected an individual that is not on the loan. As such, per guidelines, the income is not eligible to be used for qualification. The resulting DTI ratio is 52.01%. - Due Diligence Vendor-12/07/2021	Acknowledged-Lender provided letter of explanation signed by the borrower detailing additional individual on accounts. All deposits on bank statements reflect borrower's name. Good compensating factors. - Due Diligence Vendor-01/04/2022

						748 credit score, 0x30 mortgage history for prior 32 months.	KS	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Resolved - Due Diligence Vendor-01/03/2022

	Open-This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding. Evidence of Rate Lock Missing - Due Diligence Vendor-12/07/2021		Resolved-Resolved - Due Diligence Vendor-01/03/2022				KS	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-A change of circumstance form was provided that indicated the XXXX revised LE was due to the loan amount decrease to $XXXX. In addition, evidence of the rate lock was provided that confirmed the loan was locked on XXXX. - Due Diligence Vendor-01/03/2022
Open-There was no documentation of the change in circumstance for the XXXX revised LE or the date of the change to verify the redisclosure occurred within three days. The initial XXXX LE did not reflect a locked rate while the XXXX revised LE did, but there is no confirmation this was the reason for the redisclosure. - Due Diligence Vendor-12/02/2021	Resolved-A change of circumstance form was provided that indicated the XXXX revised LE was due to the loan amount decrease to $XXXX. In addition, evidence of the rate lock was provided that confirmed the loan was locked on XXXX. - Due Diligence Vendor-01/03/2022
							KS	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Acknowledged- - Due Diligence Vendor-01/21/2022

Unable to Resolve-Property meets rural definition as noted by appraiser and fraud report. Guidelines indicate rural properties are not eligible. - Due Diligence Vendor-01/16/2022

Ready for Review-Document Uploaded.  - Seller-01/14/2022

	Open-The appraisal report identified the location as suburban on page one. However, appraiser comments throughout the report identify the property location as rural. In addition, the guidelines state that if 2 out of 3 comparables are located greater than 5 miles away then the property is considered rural - here 3 of the 4 comparables are more than 5 miles from the subject property. The guidelines also indicate that rural properties are ineligible. - Due Diligence Vendor-12/21/2021	Ready for Review-Document Uploaded. - Seller-01/14/2022		XXXX UW Cert.pdf		718 credit score, DTI 38%, 18 month reserves	MO	Primary Residence	Purchase	NA
United Fidelity Funding	Cured- - Due Diligence Vendor-01/21/2022

Acknowledged- - Due Diligence Vendor-01/21/2022

Resolved-Lender provided revised PCCD and proof of $700 principal reduction as remediation. - Due Diligence Vendor-01/21/2022

Ready for Review-Document Uploaded.  - Seller-01/18/2022

Counter-The $700 Processing Fee was indicated as paid by the borrower on the Final CD; however, it was not included as an APR impacting fee or in the total finance charges. The PCCD provided did not reflect a refund of the $700 to the borrower.  - Due Diligence Vendor-01/17/2022

Ready for Review-Document Uploaded.  - Seller-01/14/2022

	Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $247,396.14. The disclosed finance charge of $246,696.14 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-12/21/2021	Ready for Review-Document Uploaded. - Seller-01/18/2022 Ready for Review-Document Uploaded. - Seller-01/14/2022	Resolved-Lender provided revised PCCD and proof of $700 principal reduction as remediation. - Due Diligence Vendor-01/21/2022	XXXX UPDATED LDR.pdf XXXX - Closer LOE.pdf XXXX PCCD 1 11.pdf Andreasen - LOE from Closer.pdf			MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Resolved - Due Diligence Vendor-01/21/2022

	Open-This loan failed the TRID post-consummation revised closing date and consummation date validation test.This loan contains a post-consummation revised closing disclosure delivery date that is before the consummation date, or closing/settlement date if consummation date was not provided. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-01/21/2022		Resolved-Resolved - Due Diligence Vendor-01/21/2022				MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-12/21/2021	Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-12/21/2021

							MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-12/21/2021	Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-12/21/2021

							MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/21/2022
Resolved- - Due Diligence Vendor-01/17/2022
Ready for Review-Document Uploaded.  - Seller-01/14/2022
	Open-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is $XXXX or more, and the transaction's total points and fees is $XXX, which exceeds 3 percent of the total loan amount of $XXXX. - Due Diligence Vendor-12/22/2021	Ready for Review-Document Uploaded. - Seller-01/14/2022	Resolved- - Due Diligence Vendor-01/21/2022	XXXX UPDATED LDR.pdf			MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/16/2022
Ready for Review-Document Uploaded.  - Seller-01/14/2022
	Open-Fraud Report Shows Uncleared Alerts Appraiser, XXXXXXXXXX, is on the National Fraud Protection Database. The loan file does not contain documentation that the lender properly addressed. The appraisal contains discrepancies in the location of the subject property (rural v suburban). - Due Diligence Vendor-12/22/2021	Ready for Review-Document Uploaded. - Seller-01/14/2022	Resolved- - Due Diligence Vendor-01/16/2022	XXXX UW Cert.pdf			MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-01/16/2022
Ready for Review-Document Uploaded. Business Assets - please refer to page 15 of the XXXX Guides – I have attached the guide for review. - Seller-01/14/2022
	Open-Asset Record 3 Does Not Meet G/L Requirements The business bank statements ending #XXXX were used for income qualification and assets/reserves qualification which is not allowed/addressed by the guidelines. Provide underwriter cert explaining and justifying the use of the same statements. - Due Diligence Vendor-12/22/2021	Ready for Review-Document Uploaded. Business Assets - please refer to page 15 of the NON QM Guides – I have attached the guide for review. - Seller-01/14/2022	Resolved- - Due Diligence Vendor-01/16/2022	XXXX page 15 of guide.pdf			MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/16/2022

Resolved- - Due Diligence Vendor-01/16/2022

Ready for Review-Document Uploaded.  - Seller-01/14/2022

	Open-Evidence of Rate Lock Missing A copy of the Rate Lock Agreement was not located in the loan file. - Due Diligence Vendor-12/21/2021	Ready for Review-Document Uploaded. - Seller-01/14/2022	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/16/2022	XXXX - Lock Confirm.pdf			MO	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved-The borrower provided a letter of explanation indicating he is still the main XXXX for his deceased client's rap group and has work scheduled. In addition, he provides XXXX services for several other groups. He does not anticipate any slowdown in work. - Due Diligence Vendor-01/10/2022
Open-The borrower's business narrative letter indicates that XXXXXXXXXX (aka XXXXXXXXXX) was one of the borrower's "biggest clients". The borrower indicated this client secured "40 hour trips" but did not specify if this is weekly, monthly. The borrower's client was deceased at the time of funding. Please provide a letter of explanation detailing the impact to the borrower's business. - Due Diligence Vendor-12/29/2021	Resolved-The borrower provided a letter of explanation indicating he is still the main XXXX for his deceased client's rap group and has work scheduled. In addition, he provides XXXX services for several other groups. He does not anticipate any slowdown in work. - Due Diligence Vendor-01/10/2022

							CA	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-The co-borrower's employer's phone number was confirmed through the company website and the co-borrower's employment was verbally verified through The Work Number. Corrections to the 1003 were completed. - Due Diligence Vendor-01/10/2022
Open-Fraud Report Shows Uncleared Alerts The Fraud Report indicates the employer's phone number (co-borrower) is tied to an individual and not to the co-borrower's employer, XXXXXXXXXX. Provide satisfactory explanation or documentation to address. - Due Diligence Vendor-12/29/2021
Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-12/28/2021	Resolved-The co-borrower's employer's phone number was confirmed through the company website and the co-borrower's employment was verbally verified through The Work Number. Corrections to the 1003 were completed. - Due Diligence Vendor-01/10/2022

							CA	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/29/2021	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/29/2021
							CA	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/29/2021	Resolved-This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-12/29/2021
							CA	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved- - Due Diligence Vendor-XXXX

	Open-Section 5: Declarations of the loan application indicates the borrower will occupy the subject property as her primary residence. The subject property was originated as an investment property and evidence of the borrower’s primary residence is in file. Section 8: Demographic Information of the loan application indicates the borrower checked the box indicating she did not wish to provide the information; however, the specific boxes for Ethnicity, Race, and Sex were also checked. - Due Diligence Vendor-11/05/2021						FL	Investment	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-XXXX

	Open-Housing History Does Not Meet Guideline Requirements A 12-month housing history for all borrowers. The lender verified 10 months of mortgage history; however, the prior 2 months of rental history (per the 1003) were not documented. - Due Diligence Vendor-11/03/2021					Provided lease and canceled checks for XXX and XXX rental history.	FL	Investment	Purchase	NA
United Fidelity Funding	Resolved-Extension Addendum to Contract provided through 10/8/2021 - Due Diligence Vendor-XXXX
	Open-Purchase Contract Expiration Date of XXXXX is prior to Note Date of 10-07-2021 - Due Diligence Vendor-11/04/2021		Resolved-Extension Addendum to Contract provided through 10/8/2021 - Due Diligence Vendor-XXXX				FL	Investment	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-11/12/2021
Open-This loan failed the XXXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the Oklahoma Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
	While the XXXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-11/09/2021						OK	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-11/12/2021
	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-11/09/2021						OK	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-11/12/2021
	Open-This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit. - Due Diligence Vendor-11/09/2021						OK	Primary Residence	Purchase	NA
United Fidelity Funding	Resolved- - Due Diligence Vendor-11/02/2021

Resolved-Borrower 2 YTD Profit & Loss Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/02/2021

Resolved-Lender provided signed P&L - Due Diligence Vendor-11/02/2021

Open-Borrower 2 YTD Profit & Loss Missing Open-The profit & loss statement in the loan file was not signed by the co-borrower as required by the guidelines. - Due Diligence Vendor-10/20/2021 - Due Diligence Vendor-11/02/2021	Resolved- - Due Diligence Vendor-11/02/2021

 Resolved-Borrower 2 YTD Profit & Loss Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-11/02/2021

 Resolved-Lender provided signed P&L - Due Diligence Vendor-11/02/2021

							FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved- - Due Diligence Vendor-11/02/2021

Resolved-Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-11/02/2021

Resolved-Lender provided signed P&L - Due Diligence Vendor-11/02/2021

	Open-Borrower 1 YTD Profit & Loss Missing Open-The profit & loss statement in the loan file was not signed by the borrower as required by the guidelines. - Due Diligence Vendor-10/20/2021 - Due Diligence Vendor-11/02/2021		Resolved- - Due Diligence Vendor-11/02/2021 Resolved-Borrower 1 YTD Profit & Loss Provided - Due Diligence Vendor-11/02/2021 Resolved-Lender provided signed P&L - Due Diligence Vendor-11/02/2021				FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Acknowledged-PCCD reflects $983.29 as estimated taxes, insurance, and assessments. Figure does not include $75.50 monthly payment for separate wind insurance policy which is not included in the escrow (paid outside). - Due Diligence Vendor-11/02/2021

Open-The Final CD listed $983.29 in estimated escrows in the payment calculation which includes the accurate monthly amounts for property taxes, homeowner's insurance, and flood insurance. However, the estimated taxes, insurance, & assessments listed $1,721.62 per month in property taxes and homeowner's insurance included in escrow. The reason for the discrepancy in the estimated TIA amount is unknown. In addition, the estimated taxes, insurance, & assessments did not itemize the wind insurance which was billed separately at $75.50 per month and was not paid through escrows per the Initial Escrow Account Disclosure Statement. The total estimated taxes, insurance, & assessments was $1,058.78. - Due Diligence Vendor-10/19/2021	Acknowledged-PCCD reflects $XXX as estimated taxes, insurance, and assessments. Figure does not include $XXXX monthly payment for separate wind insurance policy which is not included in the escrow (paid outside). - Due Diligence Vendor-11/02/2021
							FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved- - Due Diligence Vendor-11/02/2021

	Open-The loan application declarations section 5 listed No for question 5a. regarding whether the borrowers owned property. The existing subject primary residence was not identified by the declarations. - Due Diligence Vendor-10/19/2021						FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Lender provided corrected document. - Due Diligence Vendor-11/02/2021

	Open-The final loan application Lender Loan Information pages (pg 36) identified the loan as a no cash-out refinance even though net cash-out refinance was identified on the second page. - Due Diligence Vendor-10/19/2021		Resolved-Lender provided corrected document. - Due Diligence Vendor-11/02/2021				FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Lender provided final XXXX Desk review with no conditions and score of 78. - Due Diligence Vendor-11/02/2021
	Open-The initial appraisal was dated X/XX/XXXX for $885,000. The Valligent Appraisal Underwriter report returned an Appraisal Quality Score of 71 and a recommendation of Subject to Stated Conditions. An appraisal update dated X/X/XXXX addressed the conditions related to GLA, but did not address the condition regarding why two other similar closed sales with guest units (XXXXXXXXXX and XXXXXXXXXX) were not used or the recommendation that the appraiser comment on how adjustments were derived and applied. The review report was incomplete and a final version with conditions cleared and value determination was not located in file. The XXXX Review was dated XXXX, prior to the review report, and returned a review grade of A and an appraised value of $885,000, but contained little information. - Due Diligence Vendor-10/19/2021		Resolved-Lender provided final Valligent Desk review with no conditions and score of 78. - Due Diligence Vendor-11/02/2021				FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Lender provided updated title commitment with corrected loan amount. - Due Diligence Vendor-11/02/2021
Open-Title Coverage Amount of $XXXXis Less than Total Amount of Subject Lien(s) of $XXXX The initial title commitment in file was dated XXXX for the proposed policy amount of $XXXX.  An updated commitment reflecting the final loan amount of $663,750 (increased as of XXXX) was not located in file.  - Due Diligence Vendor-10/20/2021
	Open-Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien(s) of $XXXX - Due Diligence Vendor-10/20/2021		Resolved-Lender provided updated title commitment with corrected loan amount. - Due Diligence Vendor-11/02/2021				FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Lender provided PCCD and proof of correct refund amount of $XXXX. - Due Diligence Vendor-10/28/2021
	Open-The LEs and CDs listed title fees as shopped services, but there was no provider disclosed on the service provider list. As a result, the service could not be shopped and title fees are subject to the 10% tolerance. - Due Diligence Vendor-10/15/2021		Resolved-Lender provided PCCD and proof of correct refund amount of $192.80. - Due Diligence Vendor-10/28/2021				FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Fee subjected to 10% tolerance, lender provided PCCD and refund to borrower in correct amount of $192.80. - Due Diligence Vendor-10/28/2021

	Open-The service provider list was provided; however, there were no provider names listed. At least one provider is required to be disclosed for each service the borrower can shop for. - Due Diligence Vendor-10/15/2021		Resolved-Fee subjected to 10% tolerance, lender provided PCCD and refund to borrower in correct amount of $192.80. - Due Diligence Vendor-10/28/2021				FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved- - Due Diligence Vendor-10/28/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,114.40) exceed the comparable charges ($2,656.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,114.40) exceed the comparable charges ($2,656.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

The final CD listed title fees in section C for services the borrower did shop for.
However, due to the blank service provider list, all title fees are subject to the 10% tolerance .  There is a 10% tolerance violation of $192.80.  (((2415+241)*1.1) = 2921.60 - (9.50+2839.90+75+190) = $192.80 violation ) - Due Diligence Vendor-10/21/2021

	Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,114.40) exceed the comparable charges ($2,656.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-10/21/2021						FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Acknowledged- - Due Diligence Vendor-10/28/2021
Resolved- - Due Diligence Vendor-10/28/2021
Cured- - Due Diligence Vendor-10/28/2021
Acknowledged- - Due Diligence Vendor-10/28/2021
Resolved-Documentation received confirming investor (XXXXXXXXXX) authorized FICO exception on 8/27/2021 (XXXXXXXX from XXXXXXXXXX) - Due Diligence Vendor-10/28/2021
	Open-The qualifying matrix listed a minimum credit score of 660. The qualifying credit score of 653 did not meet the minimum. The file contains a Guideline Exception Review (pg 743) that indicated an exception request for credit score and the Loan Detail Report (pg 410) included a comment regarding an exception approved for credit score, but there is no evidence the exception was approved by the appropriate authority. - Due Diligence Vendor-10/19/2021		Resolved-Documentation received confirming investor (XXXX) authorized FICO exception on 8/27/2021 (XXXX from XXXX) - Due Diligence Vendor-10/28/2021			LTV 75%, Reserves	FL	Primary Residence	Refinance	Cash Out - Other
United Fidelity Funding	Resolved-Resolved - Due Diligence Vendor-10/28/2021

	Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-10/28/2021		Resolved-Resolved - Due Diligence Vendor-10/28/2021				FL	Primary Residence	Refinance	Cash Out - Other